Basis of Preparation and Accounting	12 Months Ended
Dec. 31, 2022
Basis of preparation and accounting [Abstract]
Basis of preparation and accounting

Note 2. Basis of preparation and accounting

The Consolidated Financial Statements of the Group as of December 31, 2022, 2021 and 2020 have been prepared on a going concern basis in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”).

The Consolidated Financial Statements consist of the Consolidated Statement of Profit or Loss and Other Comprehensive Income, Consolidated Statement of Financial Position, Consolidated Statement of Changes in Equity and Consolidated Statement of Cash Flows and have been prepared under a historical cost basis, except for certain financial instruments that have been measured at fair value.

The Group opted to present a single Consolidated Statement of Profit or Loss and Other Comprehensive Income, combining the presentation of profit or loss and comprehensive income in the same statement. Due to the activities of the Group, costs and expenses presented in the Consolidated Statement of Profit or Loss and Other Comprehensive Income were classified according to their function.

The Consolidated Statement of Financial Position has been prepared based on the nature of the Group’s operations, distinguishing: (a) current assets from non-current assets, where current assets are intended as the assets that should be realized, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle, or over the 12-month period subsequent to the reporting date.

The Consolidated Statement of Cash Flows has been prepared using the indirect method.

The Consolidated Financial Statements present comparative information in respect of the previous periods, 2021 and 2020 for Consolidated Statement of Profit or Loss and Other Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Statement of Cash Flows and related notes. Foreign operations are included in accordance with the policies set out in Note 2.2. Functional and reporting currency.

The accounting policies set out in Note 3. Summary of significant accounting policies have been applied in preparing the Consolidated Financial Statements for the year ended December 31, 2022, and the comparative information presented for the years ended December 31, 2021 and 2020.

The Group has applied accounting judgments, estimates and significant accounting assumptions described in Note 4. Critical accounting judgements and key sources of estimation uncertainty in preparing the Consolidated Financial Statements.

Note 2.1. Going concern

Management identified the following events and conditions which cast significant doubt on the Group’s ability to continue as a going concern:

As of December 31, 2022, the Group was in breach of certain of the covenants included under the NPA, the Syndicated Loan Agreement and the BTG Credit Agreement. Refer to Note 19. Borrowings for further details regarding the breach of each covenant. Although none of the lenders declared an event of default under the applicable agreements, these breaches resulted in the lenders having the right to require immediate repayment of the applicable indebtedness and as a result, the Group has classified the respective indebtedness, amounting to $139,155 in the aggregate, to current liabilities.

On March 28, March 31 and May 2, 2023 the Group obtained Waiver Agreements (“Waivers” or “Waiver”) from each lender under the NPA, the Syndicated Loan Agreement and the BTG Credit Agreement for the applicable covenant breaches. Under the terms of the Waivers, the lenders permanently waived their rights to accelerate the repayment of the loans related to the events of default as of December 31, 2022. In addition, the Group executed Waivers with the lenders to adjust the applicable covenant ratios for the periods ending March 31, June 30, and September 30, 2023, if applicable, as noted further within Note 28. Events after the reporting period. For the period ending December 31, 2023, the applicable covenant ratios in the original borrowing arrangements are unmodified.

Working capital

As of December 31, 2022, the Group had a net working capital deficit of $70,931 (2021: working capital surplus of $110,095, 2020: working capital deficit of $54,926), which consists of $257,525 of current borrowings ($139,155 of current borrowings relates to the breach in loan covenants), $90,187 of trade and other payables, $2,914 of amounts owed to related parties, $6,133 of current tax liabilities, net, $138 of provisions, $11,477 of other liabilities, and $297,443 of current assets.

Management’s assessment

Management assessed the Group’s cash flow projections, ability to meet future covenants and other measures of liquidity for the next twelve months from the balance sheet date. Based on the Group’s cash flow projections and adjusted financial covenant ratios as a result of the Waivers, Management believes they will have sufficient funds to repay their obligations as they fall due and to meet its financial covenants in 2023. However, due to the uncertainty caused by current economic conditions, including rapid growth in inflation, increasing interest rates, global disruption to the supply chain, volatility in foreign exchange rates and industry price regulations, there is material uncertainty regarding the Group’s ability to meet its financial covenants. The Group’s failure to comply with such financial covenants would result in an event of default, which if that were to occur would materially and adversely affect the Group’s business, financial condition, liquidity and results of operations. In that event, the Group would seek additional waivers or alternative financing arrangements. As a result of these material uncertainties, Management concluded the above conditions and events raise significant doubt about the Group’s ability to continue as a going concern.

Management has implemented or is in the process of implementing the following plans to mitigate the effect of these events and conditions:

Cost saving and revenue growth

The Group has implemented certain measures with an aim to reduce its operating costs and generate additional revenue in 2023 including: 1) strict controlling and reducing business marketing and advertising expenses; 2) reducing headcount across multiple business units; and 3) focus on increasing sales volumes for core products and sell trademarks and sanitary records to generate additional revenue.

Renegotiation of existing loans

The Group is in the process of renegotiating the terms of the Syndicated Loan balance with Bancolombia and Davivienda, with the expectation of extending payment terms. In addition, the Group is in negotiations with BTG to restructure their short-term loan and negotiating their short-term revolving credit facilities. Refer to Note 27. Financial instruments for details regarding the carrying balance of loans that will be renegotiated as mentioned above. The Group has historically been successful in their negotiations with lenders to maintain and meet its liquidity needs and requirements. However, the Group’s ability to renegotiate with its lenders is not within the Group’s control. As of the date of these financial statements, the Group cannot assure that it will be able to reach an agreement with its lenders, or to waive any potential non-compliance.

Additional measures

If the above actions do not generate sufficient liquidity for the Group to meet its contractual obligations, Management has identified additional measures which could be implemented to further reduce costs and increase total revenues in order to provide sufficient cash flow to meet obligations as they fall due including: 1) reduce discretionary spending on research and development, marketing and capital expenditures; 2) sell additional trademarks and sanitary records; and 3) further reduce headcount.

Summary

Management has evaluated the Group’s capital position, its ability to continue in the normal course of business for the foreseeable future and ability to meet its financial obligations for the next twelve months from the balance sheet date. While Management believes that their cost savings, revenue growth and loan renegotiation will allow the group to be able to meet its financial obligations and finance its growth, there is no assurance that these plans can be successfully implemented to generate the liquidity required to meet the Group’s need. Failure to successfully implement these plans may have a material adverse effect on the Group’s business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. As a result, Management concluded there is material uncertainty related to the events and conditions noted above that cast significant doubt on the entity’s ability to continue as a going concern.

However, Management believes that the Group will be successful in implementing the above plan and, accordingly, have prepared the financial statements on a going concern basis. As a result, the consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Group be unable to continue as a going concern.

Note 2.2. Functional and reporting currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The Consolidated Financial Statements are presented in US Dollars (USD), which is Procaps Group, S.A. functional and presentation currency.

Note 2.3. Basis of consolidation

The Group’s subsidiaries are fully consolidated from the date on which control is transferred to the Group. Consolidation ceases from the date on which control ends.

All financial results are consolidated with similar items on a line-by-line basis. If necessary, adjustments are made to the financial statements of the consolidated companies in order to adapt their accounting policies to those used by the Group.

All transactions, balances, revenues and related expenses between the consolidated companies are eliminated.

2.3.1. Reverse reorganization

The SPAC did not meet the definition of a business because it lacked substantive processes as defined by IFRS 3. Thus, the Transaction was accounted for as an asset acquisition in exchange for a share based payment within the scope of IFRS 2.

The Transaction was treated as a common control transaction due to the fact both OpCo and Holdco are ultimately controlled by the same party or parties, that are all controlled by the Minski family, both before and after the Transaction, and that control is not transitory. Management concluded that it would be appropriate to account for it as a restructuring using book value accounting in Holdco’s Consolidated Financial Statements, on the basis that there has been no business combination between Opco and Holdco.

For purposes of calculating earnings per share, shareholders’ equity of the Group prior to the Transaction was retrospectively adjusted as a capital restructuring for the equivalent number of shares received and on a pro rata basis for prior reporting periods. Retained earnings and relevant reserves of the Group were carried forward after the Transaction. Any difference to shareholders’ equity of Group arising from the restructuring of share capital and equity instruments issued was recorded in equity under share premium.

Refer to Note 26.1. Reverse reorganization for further information related to the accounting and presentation of the Transaction.

For purposes of calculating basic earnings per share, the ordinary shares associated with Put Option Agreements previous to the transaction were included. Note 24. Earnings Per Share.